UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Azzad Ethical Income Fund

During the second half of 2003, the Azzad Ethical Income Fund returned 11.09% and for the full year 2003, the fund returned 20.43%.

2003 Market Recap

Copyright © 2004 by Wright Investors’ Service

For all of 2003, stocks turned out to be stronger than generally expected, with the Dow and S&P 500 up more than 25% in price and Nasdaq up 50%. While the big three averages still have a way to go to get back to their 2000 highs, mid- and small-cap stocks were generally at or close to all-time highs as 2003 ended: the S&P MidCap 400 and SmallCap 600 both made new highs in December, rising 13% and 15%, respectively, for the fourth quarter and 34% and 38% for the year.

A better economy, better corporate profit margins and higher P/E multiples all figured in the stock market’s rise last year. As investors grew more confident on the economy and profits, they got more comfortable with risk, pushing up the P/E multiples they paid for earnings. The improvement in investor psychology got started toward the end of the first quarter with the anticipation of the quick ouster of the Saddam Hussein regime in Iraq. Confidence got an added boost from the 2003 tax cuts, which fueled an unexpectedly strong pace of the economic recovery in the second half of the year. Q3 GDP grew at an 8.2% annual rate, the best in almost 20 years, and Q4 is shaping up for a solid 4% growth. This ramping up of growth from the first half to the second was a key factor in the stock market’s robust fourth-quarter showing. Wright estimates that stronger demand and cost cutting sent S&P 500 operating profits up more than 20% in the second half of the year. With most things economic and financial coming in ahead of expectations during 2003, investors were able to shrug off such negatives as the disclosure of unethical behavior at major mutual fund families, the continuing devaluation of the dollar, ongoing hostilities with Iraq and terrorist threats.

2004 Market Outlook

Copyright © 2004 by Wright Investors’ Service

WIS believes that the odds favor a further rise in stock prices in 2004, although it is unrealistic to expect this year’s returns from equities to match 2003’s. P/E multiples are higher than they were a year ago, and earnings growth is not likely to be as good this year as last, if only because the easy benefits from cost cutting have already been reaped. On the plus side for 2004 are the prospect of interest rates and inflation staying low and the restorative effects on confidence of a continuing economic expansion. We see returns from stocks in the 10% range this year, ahead of inflation and of the returns expected from bonds. We also expect market leadership in 2004 to shift from the low-priced turn-around issues that posted outsized returns in 2003 to more substantial companies with solid long-term prospects.

Azzad Ethical Mid Cap Fund

During the second half of 2003, the Azzad Ethical Mid Cap Fund returned 10.10% and for the full year 2003, the fund returned 17.98%.

2003 Market Recap

Copyright © 2004 by Wright Investors’ Service

For all of 2003, stocks turned out to be stronger than generally expected, with the Dow and S&P 500 up more than 25% in price and Nasdaq up 50%. While the big three averages still have a way to go to get back to their 2000 highs, mid- and small-cap stocks were generally at or close to all-time highs as 2003 ended: the S&P MidCap 400 and SmallCap 600 both made new highs in December, rising 13% and 15%, respectively, for the fourth quarter and 34% and 38% for the year.

A better economy, better corporate profit margins and higher P/E multiples all figured in the stock market’s rise last year. As investors grew more confident on the economy and profits, they got more comfortable with risk, pushing up the P/E multiples they paid for earnings. The improvement in investor psychology got started toward the end of the first quarter with the anticipation of the quick ouster of the Saddam Hussein regime in Iraq. Confidence got an added boost from the 2003 tax cuts, which fueled an unexpectedly strong pace of the economic recovery in the second half of the year. Q3 GDP grew at an 8.2% annual rate, the best in almost 20 years, and Q4 is shaping up for a solid 4% growth. This ramping up of growth from the first half to the second was a key factor in the stock market’s robust fourth-quarter showing. Wright estimates that stronger demand and cost cutting sent S&P 500 operating profits up more than 20% in the second half of the year. With most things economic and financial coming in ahead of expectations during 2003, investors were able to shrug off such negatives as the disclosure of unethical behavior at major mutual fund families, the continuing devaluation of the dollar, ongoing hostilities with Iraq and terrorist threats.

2004 Market Outlook

Copyright © 2004 by Wright Investors’ Service

WIS believes that the odds favor a further rise in stock prices in 2004, although it is unrealistic to expect this year’s returns from equities to match 2003’s. P/E multiples are higher than they were a year ago, and earnings growth is not likely to be as good this year as last, if only because the easy benefits from cost cutting have already been reaped. On the plus side for 2004 are the prospect of interest rates and inflation staying low and the restorative effects on confidence of a continuing economic expansion. We see returns from stocks in the 10% range this year, ahead of inflation and of the returns expected from bonds. We also expect market leadership in 2004 to shift from the low-priced turn-around issues that posted outsized returns in 2003 to more substantial companies with solid long-term prospects.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

Shares	Security Description	Value
Common Stock (100%)

Aircraft Engines & Engine Parts (4.12%)
488	United Technologies Corp.	46,247

Agriculture Chemicals (1.55%)
603	Monsanto Co.	17,354

Biological Products (4.41%)
720	Amgen, Inc. *	44,489
101	Genzyme Corp. *	4,978
		49,467

Communications Equipment (5.37%)
1,341	Cisco Systems, Inc. *	32,492
515	Qualcomm, Inc.	27,774
		60,266

Computer Hardware (4.62%)
2,256	Hewlett-Packard Co.	51,820

Conglomerates (2.35%)
310	3M Company	26,359

Crude Petroleum & Natural Gas (1.61%)
223	Apache Corp.	18,085

Electrical Industrial Apparatus (0.88%)
401	American Power Conversion Corp.	9,825

General Industrial Machinery & Equipment, NEC (2.19%)
917	Pall Corp.	24,603

Guided Missiles & Space Vehicles & Parts (1.55%)
489	Rockwell International Corp.	17,408

Home Improvement (3.87%)
784	Lowe's Companies, Inc.	43,426

Industrial Instruments for Measurement, Display & Control (0.83%)
101	Danaher Corp.	9,267

Industrial Inorganic Chemicals (1.47%)
431	Praxair, Inc.	16,464

Integrated Oil & Gas (5.27%)
1,441	Exxon Mobil	59,081

Laboratory Analytical Instruments (2.08%)
704	Waters Corp. *	23,344

Leather & Leather Products (1.43%)
425	Coach, Inc. *	16,044

Medical Drugs (4.82%)
531	Johnson & Johnson	27,431
755	Pfizer, Inc.	26,674
		54,105

Paper & Paper Products (2.49%)
473	Kimberly Clark Corp.	27,950

Perfumes, Cosmetics & Other Toilet Preparations (0.51%)
84	Avon Products, Inc.	5,669

Personal & Household Products (2.05%)
230	Procter & Gamble, Co.	22,973

Petroleum Refining (1.83%)
237	Chevrontexaco Corp.	20,475

Pharmaceutical Preparations (1.96%)
479	Watson Pharmaceuticals, Inc. *	22,034

Printed Circuit Boards (1.77%)
703	Jabil Circuit, Inc. *	19,895

Public Building & Related Furniture (4.49%)
434	Johnson Controls, Inc.	50,396

Radio & TV Broadcasting & Communications Equipment (1.69%)
693	Scientific Atlanta, Inc.	18,919

Retail Department Stores (0.92%)
229	Kohl's Corporation *	10,291

Retail-Apparel & Accessory Stores (0.43%)
255	Claires Stores, Inc.	4,804

Retail-Drug Stores & Proprietary Stores (4.09%)
1271	CVS Corp.	45,909

Retail-Jewelry Stores (1.12%)
278	Tiffany & Co.	12,566

Retail-Radio TV & Consumer Electronics Stores (1.33%)
286	Best Buy Co, Inc.	14,941

Semiconductors (3.81%)
1,334	Intel Corp.	42,755

Services-General Medical & Surgical Hospitals, NEC (2.69%)
1,256	Health Management Associates, Inc.	30,144

Services-Help Supply Services (1.42%)
680	Half Robert International, Inc. *	15,871

Services-Medical Laboratories (2.46%)
378	Quest Diagnostics, Inc.	27,636

Services-Prepackaged Software (1.64%)
184	Adobe Systems, Inc.	7,191
532	Citrix Systems, Inc. *	11,257
		18,448

Ship & Boat Building & Repairing (1.02%)
127	General Dynamics Corp.	11,480

Software & Programming (3.65%)
1,494	Microsoft Corporation	40,891

Specialty Cleaning, Polishing & Sanitation Preparations (2.23%)
515	Clorox Co.	25,008

Surgical & Medical Instruments & Apparatus (3.44%)
270	Bard C.R., Inc.	21,938
277	Guidant Corp.	16,675
		38,613

Trucking (1.85%)
279	United Parcel Services	20,799

TOTAL COMMON STOCKS (Cost $981,724)		1,091,632

CASH EQUIVALENTS
1,512		1,512

TOTAL CASH EQUIVALENTS		1,512

TOTAL INVESTMENTS		1,093,144

OTHER ASSETS LESS LIABILITIES - 2.53%		28,355

NET ASSETS - 100.00%		$ 1,121,499

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2003 (Unaudited)

Shares	Security Description	Value
Common Stock (97.63%)

Air Courier Service (0.38%)
31	Federal Express Corp.	2,093

Beverages (3.83%)
245	Coca Cola, Co.	12,434
185	Pepsi Co, Inc.	8,625
		21,059
Biotechnology & Drugs (2.16%)
147	Amgen, Inc. *	9,083
46	Cardinal Health, Inc.	2,813
		11,896
Business Services (0.45%)
63	Automatic Data Processing	2,495

Communications Equipment (0.00%)
716	Cisco Systems, Inc. *	17,349

Communication Services (0.00%)
1,102	Southwestern Bell Corp.	28,729

Computer Hardware (6.01%)
257	Dell Computer Co. *	8,733
307	Hewlett-Packard Co.	7,052
186	International Business Machines, Inc.	17,238
		33,023
Computer Services (1.17%)
254	EMC Corp.*	3,282
76	First Data Corp.	3,123
		6,405

Conglomerates (6.56%)
219	3M Company	18,622
196	Emerson Electric Co.	12,691
50	United Technologies	4,739
		36,052
Diversified Chemicals (3.54%)
424	Dupont E.I. Denemours & Co.	19,457

Electronic Computers (0.27%)
329	Sun Microsystems, Inc.*	1,470

General Industrial and Machinery Equipment (0.41%)
27	Illinois Tool Works, Inc.	2,266

Home Improvement (2.48%)
262	Home Depot, Inc.	9,298
78	Lowe's Companies, Inc.	4,320
		13,618
Integrated Oil & Gas (11.31%)
114	ChevronTexaco Corporation	9,848
1,276	Exxon Mobil	52,316
		62,164
Life & Health Insurance (0.65%)
61	United Health Care Corp.	3,549

Medical Drugs (24.42%)
162	Abbott Laboratories	7,549
771	Bristol-Myers Squibb Co.	22,051
100	Eli Lilly & Co.	7,033
542	Johnson & Johnson	28,000
552	Merck & Co., Inc.	25,502
792	Pfizer, Inc.	27,981
927	Schering-Plough Corp.	16,121
		134,237

Medical Equipment & Supplies (1.50%)
60	Baxter International, Inc.	1,831
132	Medtronic, Inc.	6,417
		8,248
Motor Vehicle Parts (2.49%)
410	Honeywell, Inc.	13,706

Oil & Gas Equipment & Services (0.63%)
63	Schlumberger Ltd.	3,447

Paper & Paper Products (0.57%)
53	Kimberly Clark Corp.	3,132

Personal & Household Products (3.81%)
55	Colgate-Palmolive Company	2,753
96	Gillette Co.	3,526
147	Procter & Gamble, Co.	14,682
		20,961

Pharmaceutical Preparations (1.25%)
162	Wyeth	6,877

Radio & T.V. Broadcasting & Communication Equipment (0.88%)
90	Qualcomm, Inc.	4,854

Retail Department Stores (0.00%)
38	Kohl's Corp. *	1,708

Retail Drug Stores (0.70%)
41	CVS Corp.	1,481
106	Walgreen Company	3,856
		5,337
Semiconductors (5.85%)
174	Applied Materials, Inc. *	3,905
715	Intel Corp.	22,916
182	Texas Instruments	5,347
		32,168
Software & Programming (6.57%)
1,118	Microsoft Corp.	30,600
419	Oracle Corp.*	5,543
		36,143
Trucking (0.77%)
57	United Parcel Services	4,249

TOTAL COMMON STOCKS (Cost $152,678)		536,692

Cash Equivalents
1,984	Union Bank of California (cost $1984)	1,984

OTHER ASSETS LESS LIABILITIES - 2.01%		11,050

NET ASSETS - 100.00%		$ 549,726

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2003 (Unaudited)

	Azzad Income	Azzad Ethical
	Fund	Mid Cap Fund

Assets:
Investment Securities at Market Value	$ 1,093,144	$ 538,676
(Cost $983,236 and $478,040, respectively)
Cash	24,394	20,866
Dividends and Interest Receivable	451	522
Receivable from Advisor	8,380	2,755
Total Assets	1,126,369	562,819
Liabilities:
Accrued Expenses	4,870	13,093
Total Liabilities	4,870	13,093
Net Assets	$ 1,121,499	$549,726

Net Assets Consist of:
Paid-In Capital	$ 1,099,500	$515,362
Accumulated Undistributed Net Investment Income	(4,821)	(441)
Accumulated Undistributed Realized
Gain (Loss) on Investments - Net	(83,088)	(25,830)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	109,908	60,636
Net Assets	$ 1,121,499	$549,727

Shares of Benefical Interest, No Par Value	223,999	68,150
Per Share Net Asset Value and Offering Price	$ 5.01	$ 8.07

Per Share Redemption Price (Note 5)	$ 5.27	$ 8.49

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
December 31, 2003 (Unaudited)

	Azzad Income	Azzad Ethical
	Fund	Mid Cap Fund

Investment Income:
Dividends	$ 5,075	$ 4,421
Total Investment Income	5,075	4,421
Expenses:
Investment Advisory	-	2,161
Registration Fees	2,760	2,760
Distribution Fees	1,100	541
Transfer Agent	4,618	4,618
Custodian Fees	1,765	1,765
Legal	1,530	1,530
Audit	3,044	3,044
Insurance	415	415
Miscellaneous	763	763
Total Expenses	15,995	17,597
Fees reimbursed (Note 3)	(6,099)	(12,735)
Net Expenses	9,896	4,862

Net Investment Loss	(4,821)	(441)

Realized and Unrealized (Loss) on Investments:
Realized (Loss) on Investments	15,510	(4,034)
Unrealized Appreciation on Investments	82,805	50,875
Net Realized and Unrealized (Loss) on Investments	98,315	46,841

Net Increase (Decrease) in Net Assets from Operations	$ 93,494	$ 46,400

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six months ending	Year ending
	December 31, 2003	June 30.2003
FROM OPERATIONS:
Net Investment Income	$(4,821)	$(3,448)
Net Realized Gain (Loss) on Investments	15,510	(83,925)
Net Unrealized Appreciation (Depreciation)	82,817	109,538
Increase (Decrease) in Net Assets from Operations	93,506	22,165
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net (Decrease) in Net Assets from Distributions	0	0

From Net Capital Share Transactions:	426,939	396,005
Net Increase (Decrease) in Net Assets
from Shareholder Activity	426,939	396,005

NET ASSETS:
Net Increase (Decrease) in Net Assets	520,445	418,170
Net Assets at Beginning of Period	601,054	182,884
Net Assets at End of Period	$1,121,499	$ 601,054

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six months ending	Year ending
	December 31, 2003	June 30, 2003
FROM OPERATIONS:
Net Investment Income	$ (441)	$(1,194)
Net Realized Gain (Loss) on Investments	(4,034)	(21,796)
Net Unrealized Appreciation (Depreciation)	50,875	30,606
Increase (Decrease) in Net Assets from Operations	46,400	7,616
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net Decrease in Net Assets from Distributions	0	0

From Net Capital Share Transactions:	213,900	182,645
Net Increase (Decrease) in Net Assets
from Shareholder Activity	213,900	182,645

NET ASSETS:
Net Increase in Net Assets	260,300	190,261
Net Assets at Beginning of Period	289,426	99,165
Net Assets at End of Period	$ 549,726	$ 289,426

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
FINANCIAL HIGHLIGHTS
December 31, 2003 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months	Year	Year	Period
	ending	ending	ending	ending
	12/31/2003	6/30/2003	6/30/2002	6/30/2001*

Net Asset Value at Beginning of Period	$ 4.51	$ 4.53	$ 5.21	$ 10.00

Net Investment Income Loss	(0.03)	(0.03)	(0.05)	(1.59)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.52	0.01	(0.63)	(3.20)
Total from Investment Operations	0.49	(0.02)	(0.68)	(4.79)

Distributions from Net Investment Income	-	-	-	-
Distributions from Capital Gains	-	-	-	-
Total Distributions	-	-	-	-

Net Asset Value at End of Period	$ 5.01	$ 4.51	$ 4.53	$ 5.21

Total Return	11.09%	(0.44)%	(13.05)%	47.90%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 1,121	$ 601	$ 183	$ 270
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	2.25%	27.82%
Before reimbursement/waiver of fees	3.63%	16.29%	29.69%	33.39%
Expenses waived or Reimbursed (b)	(6.10)%	(14.04)%	(27.44)%	(5.57)%
Ratio of Net Investment Loss to
Average Net Assets	(1.10)%	(1.11)%	(0.85)%	(26.76)%

Portfolio Turnover Rate	179.34%	82.52%	8.81%	59.40%

* For the period July 11, 2000 (commencement of operations) to June 30, 2001.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
FINANCIAL HIGHLIGHTS
December 31, 2003 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months	Year Ending	Period	Period
	ending	ending	ending	ending
	12/31/2003	6/30/2003	6/30/2002**	8/31/2001*

Net Asset Value at Beginning of Period	$ 7.33	$ 7.51	$ 8.78	$ 10.00

Net Investment Income	(0.03)	(0.03)	(0.05)	(0.04)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.76	(0.15)	(1.14)	(1.18)
Total from Investment Operations	0.73	(0.18)	(1.19)	(1.22)

Distributions from Net Investment Income	-	-	-	-
Distributions from Capital Gains	-	-	(0.08)	-
Total Distributions	-	-	(0.08)	-

Net Asset Value at End of Period	$ 8.07	$ 7.33	$ 7.51	$ 8.78

Total Return	7.40%	$ (0.02)	(13.64)%	(12.20)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 550	$ 289.43	$ 99	$ 73
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	2.25%	2.25%
Before reimbursement/waiver of fees	29.74%	36.78%	104.00%	158.05%
Expenses waived or Reimbursed (b)	(12.74)%	(34.53)%	(101.75)%	(155.80)%
Ratio of Net Investment Income to
Average Net Assets	(0.75)%	(0.70)%	(0.88)%	(0.70)%

Portfolio Turnover Rate	15.76%	33.94%	6.93%	27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001
** For the period September 01, 2001 to June 30, 2002.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

December 31, 2003 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. There are two series within the Trust that are presently operating. The Azzad Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Income Fund's primary investment objective is to seek to provide current income and as a secondary objective, appreciation of capital consistent with Shari'ah based principles as determined by the Fund's Shari'ah Supervisory Board.

The Ethical Mid Cap Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL"), a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones Shari'ah Supervisory Board to be compliant with Shari'ah law.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income, if any, must be segregated and donated to qualified charities.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.  INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended December 31, 2003. All purchases and sales were common stock,

	INCOME FUND	ETHICAL MID CAP FUND
Purchases	$1,195,846	$97,550
Sales	$768,590	$22,600

4.  CAPITAL SHARE TRANSACTION

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity for the period indicated:

	YEAR ENDED DECEMBER 31, 2003		YEAR ENDED JUNE 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
INCOME FUND CLASS A
Shares sold	123.043	570,988	131,146	$ 537,183
Shares reinvested			0	0
Shares redeemed	(32,651)	(143,196)	(38,250)	(141,178)
Net Increase (Decrease)	90,392	427,792	92,896	$ 396,005

	YEAR ENDED DECEMBER 31, 2003		PERIOD ENDED JUNE 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
ETHICAL MID CAP FUND
Shares sold	39,772	293,151	28,573	$ 196,341
Shares reinvested			0	0
Shares redeemed	(10,967)	(78,383)	(2.280)	(13,696)
Net Increase (Decrease)	28,805	214,768	26,293	$ 182,645

5.  TAX BASIS INFORMATION

The Funds account for investments and distributions to shareholders in accordance with both book basis, accounting principles generally accepted in the United States of America, and tax basis, rules of the Internal Revenue Code. Differences between these two methods principally affect the character and timing of capital gains realization.

	INCOME	ETHICAL
TAX BASIS	FUND	MID CAP FUND

Cost of Investments	$ 539,148	$ 235,882

Gross Unrealized Appreciation	$ 42,540	$ 17,401
Gross Unrealized Depreciation	(15,437)	(7,640)
Net Unrealized Appreciation
(Depreciation)	$ 27,103	$ 9,761

Capital Loss Carryforwards	$ 14,684	$ 304
Expiration Periods	2010	2011

Post October Losses	$ 83,926	$ 21,492

Undistributed Ordinary Income	$ --	$ --
Ordinary Income Distributions
June 30, 2003	$ --	$ --
Ordinary Income Distributions
June 30, 2002	$ --	$ 959

The primary book to tax differences for the Funds reflect the tax treatment of short-term capital gains as ordinary income.

6.  TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of .80% and 1.00% for the Income Fund and, Ethical Mid Cap Fund respectively, of the average daily net assets, respectively.

The Advisor has agreed to waive all or a portion of it's management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. For the year ended June 30, the Advisor reimbursed the Income Fund and the Ethical Mid Cap Fund, $41,094 and $57,304, respectively, for operating expenses.   The advisor waived fees of $2,483 for the Income Fund was $1,709 for the Ethical Mid Cap Fund.

7.  Rule 12b-1 Plan

The Funds have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act.  Under the plan in consideration of the services to be provided and the expenses to be incurred by the Funds distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds, the Fund shall pay to the distributor a fee at the aggregate rate of 0.25% per year of the average daily net assets of the Funds.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 28, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).  This Exhibit is named “EX-99.CERT” for EDGAR filing.

(a)(3)

Not applicable.

(b)

Provide the 906 Certification as required by Rule 30a-2(b).  This Exhibit is named “EX-99.906CERT” for EDGAR filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 16, 2004